Share repurchase program	12 Months Ended
Dec. 31, 2025
Share repurchase program
Share repurchase program
23.	Share repurchase program
In December 2021, the Board of Directors of the Company approved modifications to the share repurchase program authorized in 2020 (“2020 Share Repurchase Program”) pursuant to which the repurchase authorization increased from US$2.0 billion to US$3.0 billion and was extended until March 2024.
In March 2024, the Board of Directors of the Company approved a share repurchase program (“2024 Share Repurchase Program”), effective upon the expiry of the company’s 2020 Share Repurchase Program, pursuant to which the Company may repurchase up to US$3.0 billion worth of its shares (including ADSs) over the next 36 months through March 2027.
In August 2024, the Company has fully utilized the repurchase amount authorized under 2024 Share Repurchase Program, and has adopted and announced a new share repurchase program (the “New 2024 Share Repurchase Program”). Pursuant to the New 2024 Share Repurchase Program effective from September 2024, the Company may repurchase up to US$5.0 billion worth of its shares (including ADSs) over the next 36 months through the end of August 2027.
For the year
s
ended December 31, 2023, 2024 and 2025, the Company repurchased
11,339,490 ADSs for US$356 million
,
 127,639,089 ADSs for US$3,645 million
,

an
d
 91,619,731 ADSs for US$3,003
million, respectively, on the open market at prevailing market prices.
The Company accounts for the repurchased ordinary shares at cost and includes such uncancelled treasury stock as a component of the shareholders’ equity.